Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Statement of Cash Flows [Abstract]
Net loss	$ (919,142)	$ (241,726)	$ (1,862,683)	$ 25,728	$ (46,030)
Adjustments to reconcile net (loss) income to net cash (used in) operating activities
Depreciation	5,666	5,666	22,663	19,506	18,262
Stock-based compensation	46,497	21,154	196,437	5,553	13,074
Loss on debt extinguishment			28,350
Right of use asset amortization	100,019	70,209	370,266	280,068	178,860
Changes in assets and liabilities
Accounts receivable	236,569	376,286	357,977	(419,934)	(242,410)
Prepaid expenses and other current assets	(14,633)	799	28,482		9,017
Work in progress	191,683	(122,872)	(343,218)
Security Deposits				1,050	(72,000)
Accounts payable and accrued expenses	32,502	(352,788)	(223,330)	11,011	35,782
Accrued compensation	(81,590)	275,983	205,224	166,070	127,520
Operating lease obligations	(99,331)	(61,324)	(340,543)	(206,944)	(129,237)
Net cash (used in) operating activities	(501,760)	(28,613)	(1,560,375)	(117,892)	(107,162)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment				(73,571)	(29,354)
Net cash used in investing activities				(73,571)	(29,354)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	50,000		1,400,000	67,065	350,000
Payments on notes payable				(38)	(232,592)
Proceeds from note payables – related parties			170,000
Repayment of notes payable – related parties		(13,852)	(44,226)
Recapitalization		158,919	81,818
Net cash provided by financing activities	50,000	145,067	1,607,592	67,027	117,408
NET (DECREASE) INCREASE IN CASH	(451,760)	116,454	47,217	(124,436)	(19,108)
CASH – BEGINNING OF PERIOD	551,552	504,335	504,335	628,771	647,879
CASH – END OF PERIOD	99,792	620,789	551,552	504,335	628,771
CASH PAID DURING THE PERIOD FOR:
Interest expense	5,894	2,157	28,157	33,564	9,747
Income taxes			3,985	800	7,300
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Establishment of new lease obligation					$ 1,788,571